Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories Abstract
Schedule of inventories

	December 31, 2022	December 31, 2021
Finished products
Iron Solutions	2,126	2,192
Energy Transition Materials	651	582
Other	-	21
	2,777	2,795

Work in progress	800	820
Consumable inventory	1,010	857

Allowance to net realizable value (i)	(105)	(95)
Total of inventories	4,482	4,377

(i)	In 2022, the effect of provision for net realizable value was US$44 (2021: US$1).